Income tax - Analysis of deferred taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Analysis of consolidated deferred taxes
Net operating loss	$ (944)	$ (18,642)	$ (2,739,691)	$ (2,510,333)
Deferred income tax assets					$ 1,353,184	$ 1,039,851
Deferred income tax liabilities					2,407,021	2,317,718
Deferred tax liability, net		(1,277,867)	(340,895)	(340,895)	(1,053,837)	(1,277,867)	$ (340,895)
Reflected in consolidated statement of financial position
Deferred tax assets	28,499				562,445	559,083
Deferred tax liabilities	$ (81,901)				(1,616,282)	(1,836,950)
Deferred tax liability, net		(1,277,867)	(340,895)	(340,895)	(1,053,837)	(1,277,867)	(340,895)
Reconciliation of deferred tax liability, net
Deferred tax (liability) asset, net - beginning of the year		(1,277,867)	(340,895)
Deferred income tax benefit (expense) during the current year recorded on profits		211,480	(749,696)
Deferred income benefit (expense) during the current year recorded in accumulated other comprehensive income (loss)		12,550	(187,276)	58,513
Deferred tax (liability) asset, net - end of the year		(1,053,837)	(1,277,867)	$ (340,895)
Deferred tax assets
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		312,800	46,369
Intangible
Analysis of consolidated deferred taxes
Deferred income tax assets					463,211	481,626
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(18,415)	(16,637)
Provisions
Analysis of consolidated deferred taxes
Deferred income tax assets					351,989	343,294
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		8,695	56,727
Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Deferred income tax assets					343,082	33,324	$ 58,354
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		309,758	(25,030)
Extension lease agreement
Analysis of consolidated deferred taxes
Deferred income tax assets					143,135	101,724
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		41,411	25,405
Unearned transportation revenue
Analysis of consolidated deferred taxes
Deferred income tax assets					35,941	65,755
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(29,814)	7,039
Allowance for doubtful accounts
Analysis of consolidated deferred taxes
Deferred income tax assets					7,324	6,891
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		433	(2,179)
Employee benefits
Analysis of consolidated deferred taxes
Deferred income tax assets					5,786	4,031
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		1,222	886
Employee profit sharing
Analysis of consolidated deferred taxes
Deferred income tax assets					2,716	3,206
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(490)	158
Deferred tax liabilities
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(101,320)	(796,065)
Supplemental rent
Analysis of consolidated deferred taxes
Deferred income tax liabilities					1,563,363	1,339,610
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(223,753)	(363,783)
Rotable spare parts, furniture and equipment, net
Analysis of consolidated deferred taxes
Deferred income tax liabilities					476,917	368,027
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(108,890)	(103,926)
Prepaid expenses and other assets
Analysis of consolidated deferred taxes
Deferred income tax liabilities					196,152	435,738
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		239,586	(280,660)
Inventories
Analysis of consolidated deferred taxes
Deferred income tax liabilities					88,169	72,883
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		(15,286)	(23,979)
Financial instruments
Analysis of consolidated deferred taxes
Deferred income tax liabilities					49,151	61,168
Other prepayments
Analysis of consolidated deferred taxes
Deferred income tax liabilities					33,269	40,292
Reconciliation of deferred tax liability, net
Deferred income tax benefit (expense) during the current year recorded on profits		7,023	(23,717)
Costa Rica
Analysis of consolidated deferred taxes
Deferred income tax assets					$ 0	$ 0
Costa Rica | Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Net operating loss		$ 300,613	$ 57,414